Share-based compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Number of shares
Outstanding at January 1, 2020	2,577,719
Granted	4,345,318		3,686,808
Exercised	(87,836)		(998,869)
Forfeited	(229,046)		(110,220)
Outstanding at September 30, 2020	6,606,155		2,577,719
Exercisable at December 31, 2019	689,514		97,909
Vested or expected to vest at December 31, 2019	6,606,155		2,577,719
Weighted average exercise price per share
Outstanding at January 1, 2020	$ 5.90
Granted	14.81		$ 4.43
Exercised	1.02		1.02
Forfeited	1.02		1.02
Outstanding at September 30, 2020	12.00		5.90
Exercisable at December 31, 2019	6.84		7.78
Vested or expected to vest at December 31, 2019	$ 12.00		$ 5.90
Weighted average remaining contractual term (years)
Outstanding	9 years 6 months		9 years 3 months 18 days
Exercisable at December 31, 2019	8 years 10 months 24 days		9 years 6 months
Vested or expected to vest at December 31, 2019	9 years 6 months		9 years 3 months 18 days
Weighted average grant date fair value of options granted	$ 11.27	$ 0.76	$ 3.26
Aggregate intrinsic value of options exercised			$ 10.0
Unrecognized compensation expense related to unvested stock option awards	$ 48.3		$ 10.5
Weighted average period for recognition	3 years 2 months 12 days		2 years 3 months